Long-term Debt (Details) $ in Thousands, € in Millions			1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($)	Apr. 01, 2015 USD ($)	Jan. 31, 2022 shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Apr. 28, 2021	Apr. 07, 2017 USD ($)
Long-term Debt
Total						$ 14,744		$ 16,326
Less: Current portion						(122)		(16,326)
Long-term debt						14,622
Loss on extinguishment of debt					$ (154)
Mariadb Corporation Ab
Long-term Debt
Total						14,744	$ 29,236
Less: Current portion						(122)	(11,723)
Long-term debt						14,622	17,513
Stated interest rate				6.00%
Face amount				$ 5,000
Discount rate				3.00%
Preferred stock, value						$ 50,000
Percentage of shares held						50.00%
Loss on extinguishment of debt	$ 100					$ (148)
Mariadb Corporation Ab | Loan facility with European Investment Bank
Long-term Debt
Maximum loan facility available											$ 25,000
Face amount		$ 500
Series D preferred stock | Mariadb Corporation Ab
Long-term Debt
Debt conversion, converted instrument shares issued | shares			2,860,997
Term loan
Long-term Debt
Total						14,622		$ 16,326	€ 15.0
Effective interest rate					6.00%			6.00%	6.00%
Term loan | Minimum
Long-term Debt
Stated interest rate								6.00%	6.00%
Term loan | Maximum
Long-term Debt
Stated interest rate								9.50%	9.50%
Term loan | Mariadb Corporation Ab
Long-term Debt
Total						$ 14,622	17,369
Effective interest rate						6.00%
Face amount											10,000
Term loan | Mariadb Corporation Ab | Minimum
Long-term Debt
Stated interest rate						6.00%
Term loan | Mariadb Corporation Ab | Maximum
Long-term Debt
Stated interest rate						9.50%
Capital loan | Mariadb Corporation Ab
Long-term Debt
Total							11,579
Stated interest rate						0.00%				12.00%
Face amount											$ 15,000
R&D loan
Long-term Debt
Total						$ 122
R&D loan | Mariadb Corporation Ab
Long-term Debt
Total						122	288
Stated interest rate		1.00%
Maturity date		Nov. 09, 2022
Periodic payment						$ 100	$ 100